Stock-Based Compensation - Summary of Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options granted in period (in shares)	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Options, Number, Beginning balance (in shares)	0	48,896
Exercised, Outstanding Options, Number (in shares)	0	(48,896)
Outstanding Options, Number, Ending balance (in shares)	0	0	48,896
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, Beginning balance (in dollars per share)		$ 6.38
Exercised, Outstanding Options, Weighted Average Exercise Price (in dollars per share)		$ 6.38
Outstanding Options, Weighted Average Exercise Price, Ending balance (in dollars per share)			$ 6.38